Staff numbers and costs - Government grants and assistance (Details) € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€)	Apr. 30, 2020 GBP (£)	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Payroll supports received amount | €	€ 84
Interest rate percentage	(0.26%)		0.73%	0.01%
Debt Acquired Under HMT And Bank Of England CCFF
Disclosure of detailed information about borrowings [line items]
Unsecured debt from syndicated bank facility | £		£ 600
Interest rate percentage	0.46%	0.44%